RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Professional fees	$ 873,640	$ 868,479
Amounts payable, related party transactions
Business Service Agreement [member] | Business Instincts Group [member]
IfrsStatementLineItems [Line Items]
Professional fees	125,732	43,500
Amounts payable, related party transactions
Consultant Agreement [member] | Alberta Ltd [member]
IfrsStatementLineItems [Line Items]
Professional fees	100,000	53,764
Amounts payable, related party transactions
Executive Agreement [member] | Scott Larson [member]
IfrsStatementLineItems [Line Items]
Professional fees	62,500	$ 44,123
Amounts payable, related party transactions